Joint operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint operations [line items]
Total assets	$ 7,778,727	$ 8,249,198
Joint operations [member]
Disclosure of joint operations [line items]
Total assets	3,365,818	3,546,048
Total liabilities	$ 339,795	413,069
McArthur River [Member]
Disclosure of joint operations [line items]
Ownership	69.81%
Principal place of business	Canada
Total assets	$ 1,121,509	1,093,254
Total liabilities	$ 38,896	43,189
Key Lake [Member]
Disclosure of joint operations [line items]
Ownership	83330.00%
Principal place of business	Canada
Total assets	$ 482,879	571,183
Total liabilities	$ 140,214	150,847
Cigar Lake [Member]
Disclosure of joint operations [line items]
Ownership	50030.00%
Principal place of business	Canada
Total assets	$ 1,531,150	1,591,489
Total liabilities	$ 40,687	37,888
Inkai [Member]
Disclosure of joint operations [line items]
Ownership	60000.00%
Principal place of business	Kazakhstan
Total assets	$ 230,280	290,122
Total liabilities	$ 119,998	$ 181,145
Percentage of interest in advances receivable	40.00%